Earnings Per Common Share - Antidilutive Securities Excluded from the Computation of Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents	640	183	375